Commitments and Contingencies - Schedule of Potential Commitments for Bonds Outstanding (Details) $ in Thousands	Dec. 31, 2017 USD ($)
Guarantor Obligations [Line Items]
Maximum potential commitments	$ 746,659
Performance bonds
Guarantor Obligations [Line Items]
Maximum potential commitments	447,014
Wide Area Progressive bonds
Guarantor Obligations [Line Items]
Maximum potential commitments	266,218
Bid and litigation bonds
Guarantor Obligations [Line Items]
Maximum potential commitments	8,600
All other bonds
Guarantor Obligations [Line Items]
Maximum potential commitments	$ 24,827